CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
NET INCOME FOR THE YEAR		R$ 2,865	R$ 3,194	[1]	R$ 1,764	[1]
Items not to be reclassified to profit or loss in subsequent periods
Post retirement liabilities-remeasurement of obligations of the defined benefit plans		(10)
Income tax and social contribution tax on restatement of defined benefit plans		4
Other		(1)
Equity gain (loss) on other comprehensive income in subsidiary and jointly-controlled entity		(7)
COMPREHENSIVE INCOME FOR THE YEAR		2,858
Total of comprehensive income for the year attributed to:
Equity holders of the parent		2,857
Non - controlling interests		1
COMPREHENSIVE INCOME FOR THE YEAR		R$ 2,858
Restated [member]
NET INCOME FOR THE YEAR	[2]		3,195		1,764
Items not to be reclassified to profit or loss in subsequent periods
Post retirement liabilities-remeasurement of obligations of the defined benefit plans	[2]		(1,599)		(702)
Income tax and social contribution tax on restatement of defined benefit plans	[2]		544		239
Equity gain (loss) on other comprehensive income in subsidiary and jointly-controlled entity	[2]		(1,055)		(463)
COMPREHENSIVE INCOME FOR THE YEAR	[2]		2,140		1,301
Total of comprehensive income for the year attributed to:
Equity holders of the parent	[2]		2,139		1,259
Non - controlling interests	[2]		1		42
COMPREHENSIVE INCOME FOR THE YEAR	[2]		R$ 2,140		R$ 1,301

[1]	See note 2.8.
[2]	For further details of restatement of comparative balances, see Note 2.8